Income Taxes (Details) - USD ($)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Income Tax Disclosure [Abstract]
Tax benefit at U.S. statutory rate	$ 112,358	$ 124,816
Valuation allowance	$ (112,358)	$ (124,816)
Total Provision